Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net loss for the period	$ (3,145,554)	$ (18,450,576)	$ (8,698,895)	$ (20,948,412)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation (Note 9)	135,987		603,098
Depreciation	3,581	15,620	11,300	47,467
Write-down of assets held for sale (Note 7)				193,750
Unrealized loss (gain) on marketable equity securities (Note 6)	61,875	(377,213)	(1,156,895)	(716,297)
Amortized interest on term deposits (Note 5)	(237,427)	(465,769)	(938,276)	(1,247,542)
Decrease in income tax receivable related to change in uncertain tax position (Note 10)		8,091,104		8,091,104
Changes in non-cash working capital:
Increase in income tax payable (Note 10)	254,326	9,514,009	648,331	9,514,009
Decrease in severance accrual (Note 9)			(743,511)	(531,981)
Decrease in contingent value rights accrual		(60,383)		(172,077)
Net decrease (increase) in prepaid expense and other	126,693	277,889	(163,828)	(47,314)
Net increase (decrease) in payables and accruals	(324,058)	256,784	1,972,829	608,721
Net cash used in operating activities	(3,124,577)	(1,198,535)	(8,465,847)	(5,208,572)
Cash Flows from Investing Activities:
Purchase of term deposits	(20,231,036)	(8,324,085)	(31,539,759)	(38,777,098)
Proceeds from maturity of term deposits	6,052,913	11,536,938	36,244,914	31,936,938
Net cash provided by (used in) investing activities	(14,178,123)	3,212,853	4,705,155	(6,840,160)
Cash Flows from Financing Activities:
Proceeds from private placement of common shares	36,000,001		51,000,003
Proceeds from exercise of stock options	665,500	1,081	921,850	1,081
Financing fees	(1,265,695)		(2,078,456)
Net cash provided by financing activities	35,399,806	1,081	49,843,397	1,081
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	18,097,106	2,015,399	46,082,705	(12,047,651)
Cash and cash equivalents - beginning of period	36,514,761	1,317,439	8,529,162	15,380,489
Cash and cash equivalents - end of period	$ 54,611,867	$ 3,332,838	$ 54,611,867	$ 3,332,838